Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 33,672	$ 12,191
Federal funds sold		7,371
Total cash and cash equivalents	33,672	19,562
Securities available-for-sale	100,207	265,190
Nonmarketable equity securities	3,975	6,076
Total investment securities	104,182	271,266
Loans receivable	366,995	445,674
Less allowance for loan losses	(21,178)	(14,489)
Loans, net	345,817	431,185
Premises, furniture and equipment, net	22,514	23,389
Accrued interest receivable	2,776	4,476
Cash value of life insurance	10,285	9,896
Other real estate owned	15,665	16,891
Other assets	787	10,776
Total assets	535,698	787,441
Liabilities:
Noninterest-bearing transaction accounts	37,029	38,255
Interest-bearing transaction accounts	44,989	42,348
Money market savings accounts	124,987	197,067
Other savings accounts	7,615	6,707
Time deposits $100 and over	131,561	151,667
Other time deposits	144,672	192,917
Total deposits	490,853	628,961
Repurchase agreements	7,492	6,646
Advances from the Federal Home Loan Bank	22,000	104,200
Subordinated debentures	12,062	12,062
Junior subordinated debentures	6,186	6,186
Accrued interest payable	1,015	1,252
Other liabilities	1,306	1,635
Total liabilities	540,914	760,942
Commitments and Contingencies (Notes 5, 13, & 14)
Shareholders' Equity:
Preferred stock, $1,000 par value; Authorized 5,000,000 shares; Issued and outstanding 12,895 at December 31, 2011 and 2010	12,355	12,152
Common stock, $0.01 par value, 10,000,000 shares authorized; 3,738,337 and 3,780,845 shares issued and outstanding at December 31, 2011 and 2010, respectively	37	38
Capital surplus	30,224	30,787
Common stock warrants	1,012	1,012
Nonvested restricted stock		(564)
Retained deficit	(46,033)	(16,813)
Accumulated other comprehensive loss	(2,811)	(113)
Total shareholders' equity (deficit)	(5,216)	26,499
Total liabilities and shareholders' equity	$ 535,698	$ 787,441